Vanguard Mortgage-Backed Securities Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. MBS Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.54%	(0.57%)	0.96%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.44%	(0.73%)	0.84%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.15%)	(1.73%)	(0.17%)
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.84%	(0.97%)	0.21%